Note 11 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Income Tax Expense (Benefit), Total	$ 62,000	$ 0		$ 2,000	$ 2,000
Income Tax Examination, Increase (Decrease) in Liability from Prior Year	$ 62,000
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%			(0.20%)
Unrecognized Tax Benefits, Ending Balance	$ 122,000			$ 122,000	$ 120,000	$ 106,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total				$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				31.55%	34.00%
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
State and Local Jurisdiction [Member] | California Franchise Tax Board [Member]
Accrued Income Taxes, Total	$ 107,000			$ 45,000